Disclosure of New Standards	12 Months Ended
Dec. 31, 2016
Disclosure of New Standards [Abstract]
DISCLOSURE OF NEW STANDARDS
NOTE 3:-	DISCLOSURE OF NEW STANDARDS

a.	Going Concern (subsequent to adoption of ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern)

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” ASU  2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in this ASU are effective for reporting periods ending after December 15, 2016, with early adoption permitted. The Company adopted ASU 2014-15 for the year ended December 31, 2016 and updated the going concern disclosure accordingly.

b.	Financial Instruments ASU 2016-01:

In January 2016, the FASB issued Accounting Standards Update No. 2016-01, "Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"). The pronouncement revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 requires the change in fair value of many equity investments to be recognized in net income. ASU 2016-01 is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. The Company currently intends to adopt ASU 2016-01 on January 1, 2018, and does not expect the adoption of ASU 2016-01 to have a material impact on its consolidated financial statements.